Significant Accounting Policies - Digital Assets (Details) - Digital Asset $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Indefinite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 0
Addition of digital assets	730
Digital assets issued for services	(229)
Realized gain on sale of digital assets	3
Impairment loss	(91)
Ending balance	$ 413